Operating Segments	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Operating Segments	Operating Segments
The Group manages its operations as a single segment for the purposes of assessing performance and making operating decisions. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the Group’s chief operating decision maker, or decision-making group, in deciding how to allocate resources and assess performance. The Group has determined that its chief operating decision maker is its Interim Chief Executive Officer.
Information on Major Customers. Revenue recognised during the years ended December 31, 2023, 2022 and 2021 relates to collaboration agreements with Bristol Myers Squibb Company (“BMY”), Celgene Switzerland LLC (“Celgene”) (a company acquired by BMY subsequent to the inception of the collaboration), Sanofi S.A. (“Sanofi”), Merck KGaA, Darmstadt, Germany (“Merck KGaA, Darmstadt, Germany”), Bayer AG (“Bayer”), GTA, and the Group’s joint venture with RallyBio IPB, LLC (“RallyBio”), RE Ventures I, as well as legacy contracts operated by the Group’s Austrian subsidiary.
The proportion of revenue by customer in each period is as follows:

	December 31,
	2023	2022	2021
	%	%	%
BMY (including Celgene)	72	77	80
Sanofi	25	16	—
Merck	3	—	—
GTA	—	—	13
Others	—	7	7
	100%	100%	100%

Information on Non-current Assets by Geography. The Group’s non-current assets are held in the following geographies as at December 31, 2023:

	UK	Austria	Rest of the World	Total
	£’000	£’000	£’000	£’000
Goodwill	173	6,013	—	6,186
Other intangible assets, net	2,815	25,644	—	28,459
Property, plant and equipment, net	42,059	6,467	428	48,954
Right-of-use assets, net	9,177	6,634	2,702	18,513
The Group’s non-current assets are held in the following geographies as at December 31, 2022:

	UK	Austria	Rest of the World	Total
	£’000	£’000	£’000	£’000
Goodwill	173	6,148	—	6,321
Other intangible assets, net	2,688	30,914	—	33,602
Property, plant and equipment, net	30,893	6,647	108	37,648
Right-of-use assets, net	10,403	4,391	—	14,794